Intangible Assets - Summary of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	¥ 1,951,133
Impairment loss	0		¥ 0
Amortization	201,420	$ 28,077	109,913	¥ 64,939
Intangible assets and goodwill ending balance	1,922,854	268,039	1,951,133
Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	1,084,627
Intangible assets and goodwill ending balance	1,000,836	139,513	1,084,627
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	484,059
Intangible assets and goodwill ending balance	539,571	75,214	484,059
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	212,636
Intangible assets and goodwill ending balance	212,636	29,641	212,636
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	169,811
Intangible assets and goodwill ending balance	169,811	$ 23,671	169,811
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	2,299,341		2,113,119
Addition	204,271		186,222
Intangible assets and goodwill ending balance	2,503,612		2,299,341	2,113,119
Cost [member] | Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	1,427,160		672,753
Transfer	117,629		754,407
Intangible assets and goodwill ending balance	1,544,789		1,427,160	672,753
Cost [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	484,059		1,052,244
Addition	204,271		186,222
Transfer	(117,629)		(754,407)
Intangible assets and goodwill ending balance	570,701		484,059	1,052,244
Cost [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	218,311		218,311
Intangible assets and goodwill ending balance	218,311		218,311	218,311
Cost [member] | Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	169,811		169,811
Intangible assets and goodwill ending balance	169,811		169,811	169,811
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	(221,508)		(111,595)
Amortization	201,420		109,913
Intangible assets and goodwill ending balance	(422,928)		(221,508)	(111,595)
Accumulated amortization [member] | Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	(215,833)		(105,920)
Amortization	201,420		109,913
Intangible assets and goodwill ending balance	(417,253)		(215,833)	(105,920)
Accumulated amortization [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	(5,675)		(5,675)
Intangible assets and goodwill ending balance	(5,675)		(5,675)	¥ (5,675)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	(126,700)
Impairment loss	(31,130)
Intangible assets and goodwill ending balance	(157,830)		(126,700)
Accumulated impairment [member] | Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	(126,700)
Intangible assets and goodwill ending balance	(126,700)		¥ (126,700)
Accumulated impairment [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	(31,130)
Intangible assets and goodwill ending balance	¥ (31,130)